Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Related parties

Note 10. Related parties

Note 10.1. Significant agreements

Transactions with related parties refer mainly to transactions between Exito Group and its associates, joint ventures and other related entities and were substantially accounted for in accordance with the prices, terms and conditions agreed upon between the parties. The agreements are detailed as follows:

-	Casino Group:

a.	Casino International, International Retail Trade and Services IG and Distribution Casino France: Commercial agreement to regulate the terms pursuant to which Casino International renders international retail and trade services to Exito Group (e.g., negotiation of commercial services with international suppliers, prospecting global suppliers and intermediating the purchases provided by Casino, purchase and importation of products and reimbursement for promotions realized in stores).

b.	Insurance agreements for the intermediation of renewals of certain insurance policies.

c.	Euris, Casino Services and Casino Guichard Perrachon S.A: Cost reimbursement agreements to encourage the exchange of knowledge and experience in certain areas of operation, as well as the reimbursement of expenses related to expatriates.

d.	Companhia Brasileira de Distribuição S.A. (CBD): Cost reimbursement agreement related to the sharing of know-how and experience of CBD on certain areas (strategy, finance, human resources, legal, communication and investors relations). Exito Group also entered into an agreement for the reimbursement of expenses related to the relocation of employees among Exito Group.

-	Greenyellow Energía de Colombia S.A.S.: Service agreement to provide oversight and monitoring services relating to energy efficiency. As of October 2022, this company has not been a related party.

-	Puntos Colombia S.A.S.: Agreement providing for the terms and conditions for the redemption of points collected under their loyalty program, among other services.

-	Compañía de Financiamiento Tuya S.A.: Partnership agreements to promote (i) the sale of products and services offered by Exito Group through credit cards, (ii) the use of these credit cards in and out of Exito Group stores and (iii) the use of other financial services agreed between the parties inside Exito Group stores.

Note 10.2. Transactions with related parties

Transactions with related parties relate to revenue from retail sales and other services, as well as to costs and expenses related to risk management and technical assistance support, purchase of goods and services received.

As December 31, 2023, as result of the Spin-Off mentioned in Note 1., (a) Companhia Brasileira de Distribuição S.A. - CBD ceased as the controlling entity to become a company of the Casino Group and (b) Casino Guichard-Perrachon S.A. become a controlling entity.

Some reclassifications in the amounts of Casino Group companies and Controlling Entity´s transactions from 2022 and 2021, where done for comparability effects consequently for the last paragraph.

The amount of revenue arising from transactions with related parties is as follows:

	Year ended December 31
	2023	2022	2021
Joint ventures (1)	67,355	72,748	132,530
Casino Group companies (2)	4,604	4,606	7,972
Total	71,959	77,354	140,502

(1)	The amount of revenue with each joint venture is as follows:

	Year ended December 31,
	2023	2022	2021
Compañía de Financiamiento Tuya S.A.
Commercial activation recovery	50,298	53,398	52,047
Yield on bonus, coupons and energy	8,464	11,638	14,224
Lease of real estate	4,176	4,520	4,886
Services	1,370	1,837	923
Corporate collaboration agreement			59,049
Total	64,308	71,393	131,129

Puntos Colombia S.A.S.
Services	2,539	1,355	1,401

Sara ANV S.A.
Employee salary recovery	508	-	-
Total	67,355	72,748	132,530

(2)	Revenue mainly relates to the various services provided.

Revenue by each company is as follows:

	Year ended December 31,
	2023	2022	2021
Relevanc Colombia S.A.S. (a)	3,204	701	-
International Retail Trade and Services IG	922	295	699
Casino International	392	1,175	6,783
Casino Services	46	-	-
Distribution Casino France	40	534	48
Greenyellow Energía de Colombia S.A.S. (Note 10.1.)	-	1,901	442
Total	4,604	4,606	7,972

(a)	Corresponds to revenue of collaboration agreement with Exito Media.

The amount of costs and expenses arising from transactions with related parties is as follows:

	Year ended December 31,
	2023	2022	2021
Joint ventures (1)	117,430	110,665	89,299
Controlling entity (2)	13,945	14,229	12,975
Casino Group companies (3)	10,036	60,330	57,502
Members of the Board	2,837	2,666	1,593
Total	144,248	187,890	161,369

(1)	The amount of costs and expenses with each joint venture is as follows:

	Year ended December 31,
	2023	2022	2021
Compañía de Financiamiento Tuya S.A.
Commissions on means of payment	13,667	10,364	5,650

Puntos Colombia S.A.S.
Cost of customer loyalty program	103,763	100,301	83,649
Total	117,430	110,665	89,299

(2)	Costs and expenses related to consulting services provided by Casino Guichard Perrachon S.A.

(3)	Costs and expenses accrued mainly arise from intermediation in the import of goods, purchase of goods and consultancy services.

Costs and expenses by each company are as follows:

	Year ended December 31,
	2023	2022	2021
Distribution Casino France	4,001	6,404	5,329
Euris	1,814	-	-
International Retail and Trade Services IG.	1,754	-	-
Casino Services	1,263	229	2,778
Relevanc Colombia S.A.S.	607	595	-
Companhia Brasileira de Distribuição S.A. - CBD	586	12,248	9,777
Cdiscount S.A.	11	13	43
Greenyellow Energía de Colombia S.A.S. (Note 10.1)	-	40,841	36,152
Euris	-	-	1,742
International Retail and Trade Services IG.	-	-	1,681
Total	10,036	60,330	57,502

Note 10.3. Other information on related party transactions

Financial assets measured at fair value through other comprehensive income

Exito Group has 659,383 shares in Cnova NV in the amount of $9,222.

Note 10.4. Receivables from related parties

	Receivable		Other non-financial assets
	As at December 31,		As at December 31,
	2023	2022	2023	2022
Joint ventures (1)	44,634	41,909	52,500	35,000
Casino Group companies (2)	5,945	5,213	-	-
Controlling entity (3)	1,566	-	-	-
Total	52,145	47,122	52,500	35,000
Current	52,145	47,122	-	-
Non-current	-	-	52,500	35,000

(1)	Balances relate to the following joint ventures and the following detail:

-	The balance of receivables by joint ventures is shown below:

	As at December 31
	2023	2022
Compañía de Financiamiento Tuya S.A.
Reimbursement of shared expenses, collection of coupons and other	4,697	5,407
Other services	1,784	2,329
Total	6,481	7,736

Puntos Colombia S.A.S.
Redemption of points	37,926	33,805

Sara ANV S.A.
Other services	227	368
Total	44,634	41,909

-	Other non-financial assets:

The amount of $52,500 as of December 31, 2023, corresponds to payments made to Compañía de Financiamiento Tuya S.A. for the subscription of shares that have not been recognized in its equity because authorization has not been obtained from the Superintendencia Financiera de Colombia. The balance of $35,000 as of December 31, 2022, corresponds to payments made during the year to Compañía de Financiamiento Tuya S.A. for the subscription of shares; during 2023, authorization was obtained to register the equity increase.

(2)	Receivable from Casino Group companies represents reimbursement for payments to expats, supplier agreements and energy efficiency solutions.

	As at December 31,
	2023	2022
Casino International	3,224	3,893
Relevanc Colombia S.A.S.	1,082	193
Companhia Brasileira de Distribuição S.A. – CBD	822	288
International Retail and Trade Services	810	344
Casino Services	7	7
Distribution Casino France	-	232
Greenyellow Energía de Colombia S.A.S. (Note 10.1)	-	2
Other	-	254
Total	5,945	5,213

(3)	Represents the balance of personnel expenses receivable from Casino Guichard Perrachon S.A.

Note 10.5. Payables to related parties

The balance of payables to related parties is shown below:

	As at December 31,
	2023	2022
Joint ventures (1)	44,032	62,772
Controlling entity (2)	10,581	14,660
Casino Group companies (3)	1,004	1,714
Members of the Board	-	43
Total	55,617	79,189

(1)	The balance of payables by each joint venture is as follows:

	As at December 31,
	2023	2022
Puntos Colombia S.A.S (a)	43,986	62,403
Compañía de Financiamiento Tuya S.A.	44	369
Sara ANV S.A.	2	-
Total	44,032	62,772

(a)	Represents the balance arising from points (accumulations) issued.

(2)	Represents the balance of personnel expenses receivable from Casino Guichard Perrachon S.A.

(3)	Payables to Casino Group companies such as intermediation in the import of goods, and consulting and technical assistance services.

	As at December 31,
	2023	2022
Casino Services	885	100
International Retail and Trade Services IG	91	-
Distribution Casino France	-	933
Relevanc Colombia S.A.S.	-	508
Greenyellow Energía de Colombia S.A.S. (Nota 10.1)	-	125
Other	28	48
Total	1,004	1,714

Note 10.6. Other financial liabilities with related parties

	As at December 31,
	2023	2022
Joint ventures (1)	26,515	26,218

(1)	Mainly represents collections received from customers related to the Tarjeta Éxito cards owned by Compañía de Financiamiento Tuya S.A. (Note 25).

Note 10.7. Key management personnel compensation

Transactions between Exito Group and key management personnel, including legal representatives and/or administrators, mainly relate to labor agreements executed by and between the parties.

Compensation of key management personnel is as follows:

	Year ended December 31
	2023	2022	2021
Short-term employee benefits	84,147	96,078	89,817
Termination benefits	2,206	-	-
Post-employment benefits	1,264	2,318	2,427
Total	86,617	98,396	92,244